Schedule of Provision (Reversal of Provision) of Long-Term Receivables (Detail) - CNY (¥)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Allowance (Reversal of Allowance) of Long-Term Receivable [Line Items]
Provision (reversal of provision) of long term receivables	¥ 8,439,580	¥ (17,927,763)
Total	¥ 8,439,580	¥ (17,927,763)